United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
__________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Six months ended 09/30/10

Item 1.                      Reports to Stockholders

Federated High Income Bond Fund, Inc.

Established 1977

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.35	$5.39	$7.32	$8.11	$7.87	$7.96
Income From Investment Operations:
Net investment income	0.30	0.57	0.60	0.57[1]	0.58[1]	0.59
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	1.96	(1.93)	(0.77)	0.25	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.45	2.53	(1.33)	(0.20)	0.83	0.50
Less Distributions:
Distributions from net investment income	(0.30)	(0.57)	(0.60)	(0.59)	(0.59)	(0.59)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.50	$7.35	$5.39	$7.32	$8.11	$7.87
Total Return[3]	6.26%	48.58%	(18.87)%	(2.59)%	11.05%	6.57%[4]
Ratios to Average Net Assets:
Net expenses	1.23%[5]	1.23%	1.23%	1.23%	1.22%	1.20%
Net investment income	7.96%[5]	8.68%	9.45%	7.29%	7.35%	7.21%
Expense waiver/reimbursement[6]	0.01%[5]	0.02%	0.03%	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$797,494	$764,171	$481,308	$588,068	$700,306	$712,791
Portfolio turnover	18%	35%	19%	20%	32%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.34	$5.38	$7.31	$8.10	$7.86	$7.96
Income From Investment Operations:
Net investment income	0.27	0.52	0.56	0.51[1]	0.52[1]	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	1.96	(1.94)	(0.76)	0.25	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.42	2.48	(1.38)	(0.25)	0.77	0.43
Less Distributions:
Distributions from net investment income	(0.27)	(0.52)	(0.55)	(0.54)	(0.53)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.49	$7.34	$5.38	$7.31	$8.10	$7.86
Total Return[3]	5.86%	47.55%	(19.51)%	(3.33)%	10.22%	5.65%
Ratios to Average Net Assets:
Net expenses	1.99%[4]	1.99%	1.99%	1.99%	1.97%	1.97%
Net investment income	7.19%[4]	7.93%	8.51%	6.48%	6.58%	6.44%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.03%	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,288	$150,115	$139,686	$257,256	$409,977	$536,632
Portfolio turnover	18%	35%	19%	20%	32%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.34	$5.38	$7.31	$8.10	$7.86	$7.96
Income From Investment Operations:
Net investment income	0.27	0.52	0.55	0.51[1]	0.52[1]	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	1.96	(1.93)	(0.76)	0.25	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.42	2.48	(1.38)	(0.25)	0.77	0.43
Less Distributions:
Distributions from net investment income	(0.27)	(0.52)	(0.55)	(0.54)	(0.53)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.49	$7.34	$5.38	$7.31	$8.10	$7.86
Total Return[3]	5.86%	47.55%	(19.50)%	(3.32)%	10.24%	5.65%
Ratios to Average Net Assets:
Net expenses	1.99%[4]	1.99%	1.98%	1.98%	1.97%	1.97%
Net investment income	7.20%[4]	7.93%	8.67%	6.51%	6.60%	6.44%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.04%	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,945	$152,335	$87,576	$108,654	$147,719	$163,133
Portfolio turnover	18%	35%	19%	20%	32%	24%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,062.60	$6.36
Class B Shares	$1,000	$1,058.60	$10.27
Class C Shares	$1,000	$1,058.60	$10.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.23
Class B Shares	$1,000	$1,015.09	$10.05
Class C Shares	$1,000	$1,015.09	$10.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	1.99%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Media — Non-Cable	9.0%
Health Care	8.7%
Technology	7.4%
Energy	6.0%
Financial Institutions	5.7%
Gaming	5.6%
Consumer Products	5.3%
Industrial — Other	4.8%
Retailers	4.5%
Automotive	4.4%
Utility — Natural Gas	4.1%
Wireless Communications	4.1%
Chemicals	3.8%
Food & Beverage	3.8%
Other[2]	20.1%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	2.4%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.0%
		Aerospace/Defense – 1.7%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,037,750
2,650,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	2,640,062
2,800,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,733,500
1,375,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	821,563
2,100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,176,125
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,146,750
600,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	636,000
1,922,086	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	2,066,242
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,921,719
		TOTAL	18,179,711
		Automotive – 4.4%
200,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, Series 144A, 9.50%, 8/1/2018	211,000
1,750,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,955,625
475,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	522,500
975,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,084,688
1,775,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	1,850,437
2,700,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.277%, 1/13/2012	2,700,675
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,115,048
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,059,812
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,968,436
7,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	8,831,277
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,208,537
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	3,056,000
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	426,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	510,031
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,179,750
1,525,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	1,608,875
2,200,000	[1,2]	Stoneridge, Inc., Series 144A, 9.50%, 10/15/2017	2,266,000
1,025,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,127,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$750,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	772,500
4,950,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	5,098,500
1,775,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	1,801,625
4,475,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,564,500
		TOTAL	47,919,316
		Building Materials – 1.6%
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	1,287,750
2,375,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	2,624,375
4,800,000		Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	3,096,000
3,425,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	3,596,250
1,205,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,135,713
2,575,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	2,748,812
2,550,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,741,250
		TOTAL	17,230,150
		Chemicals – 3.8%
400,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	460,000
300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	323,625
650,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	666,250
3,550,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4,100,250
1,325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,406,156
1,050,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,094,625
3,225,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,176,625
1,925,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	2,011,625
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,141,562
2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,016,000
2,200,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	2,288,000
1,700,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,780,750
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,222,482
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,193,250
5,650,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	5,805,375
1,525,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	1,650,813
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,112,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,771,688
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,961,362
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,236,219
1,075,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,118,000
		TOTAL	41,537,345
		Construction Machinery – 0.5%
1,150,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	1,254,937
1,675,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,744,094
1,325,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	1,414,437
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,201,313
		TOTAL	5,614,781
		Consumer Products – 5.3%
4,050,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	3,989,250
3,232,152		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	3,183,670
2,700,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,703,375
4,475,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	4,592,469
3,300,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	3,795,000
1,200,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,290,000
3,300,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	3,601,125
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,928,000
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,177,000
1,400,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	1,512,000
1,890,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,149,875
4,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,037,187
3,450,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	3,721,687
4,748,270		Spectrum Brands, Inc., PIK, Bond, 12.00%, 8/28/2019	5,306,192
1,325,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,422,719
7,675,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	8,039,562
		TOTAL	57,449,111
		Energy – 6.0%
3,850,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	3,339,875
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,162,250
2,625,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	2,664,375
3,450,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,657,000
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,446,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,574,687
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	869,125
1,525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,654,625
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,157,750
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,742,750
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,634,875
423,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	463,714
3,900,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	3,895,125
3,425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	3,476,375
1,850,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,132,125
1,925,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	2,050,125
1,600,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	1,622,000
4,600,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	4,071,000
2,175,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	2,147,813
3,925,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	4,023,125
1,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	962,500
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,989,094
1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,261,750
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,160,500
1,925,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,028,469
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,548,750
625,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	612,500
1,400,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,452,500
		TOTAL	64,801,152
		Entertainment – 1.4%
3,650,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	3,850,750
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,771,750
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	0
1,275,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,343,531
2,500,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	2,718,750
3,000,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	3,108,750
		TOTAL	14,793,531
		Environmental – 0.1%
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,295,344
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institutions – 5.7%
$1,175,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,217,594
2,786,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	2,907,887
3,122,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	3,363,955
5,900,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,445,750
1,000,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	1,070,000
1,050,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	1,149,750
3,900,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	4,046,250
12,875,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	12,665,781
2,650,000		Icahn Enterprises LP, Company Guarantee, 8.00%, 1/15/2018	2,676,500
2,500,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	2,681,250
9,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	9,997,500
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	379,750
2,525,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,316,688
2,900,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,139,250
7,400,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,390,750
		TOTAL	61,448,655
		Food & Beverage – 3.8%
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,590,750
3,025,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.966%, 2/1/2015	2,771,656
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,191,875
650,000	[1,2]	Cott Beverages, Inc., Company Guarantee, Series 144a, 8.125%, 9/1/2018	691,438
4,425,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,364,156
3,000,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	3,225,000
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,631,375
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,366,562
425,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	444,125
325,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	333,938
6,884,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	6,230,020
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,259,281
3,600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,667,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,475,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,703,625
575,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	619,563
		TOTAL	41,090,864
		Gaming – 5.6%
3,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,062,500
3,575,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	3,834,187
1,600,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,592,000
3,600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	3,676,500
4,925,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,417,500
3,775,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
5,200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,238,000
1,017,083	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	291,140
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,795,000
525,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	451,500
10,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	8,670,000
400,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	447,000
775,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	886,406
775,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	914,500
1,900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	1,819,250
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	3,077,625
1,875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	1,959,375
2,875,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,889,375
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	827,313
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,712,188
3,700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,480,109
1,875,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	1,703,906
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	1,266,063
1,175,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, Series 144A, 7.75%, 8/15/2020	1,245,500
2,017,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	2,198,530
		TOTAL	60,455,467
		Health Care – 8.7%
2,875,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	2,918,125
2,800,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	2,898,000
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,823,812
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,232,969
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,400,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	1,435,000
350,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	381,500
9,550,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,684,062
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,037,500
1,425,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,631,625
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,859,750
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	12,496,462
2,825,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,164,000
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,218,875
500,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	555,000
3,500,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	3,666,250
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,550,125
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,339,125
625,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	642,188
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,356,125
425,000	[1,2]	Universal Health Services, Inc., Sr. Note, Series 144A, 7.00%, 10/1/2018	440,938
1,525,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.134%, 6/1/2015	1,319,125
3,225,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,261,281
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,845,627
2,475,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	2,524,500
1,700,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,776,900
1,325,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,384,936
1,300,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,353,598
		TOTAL	94,797,398
		Industrial - Other – 4.8%
2,450,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,621,500
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,177,031
3,125,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,269,531
2,000,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,150,000
2,400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,604,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,838,688
2,425,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	2,512,906
1,225,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 4.167%, 12/15/2013	1,127,000
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,184,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,754,000
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	3,086,562
2,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,745,219
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,999,875
2,500,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,281,250
1,275,000	[1,2]	Mueller Water Products, Inc., Sr. Note, Series 144A, 8.75%, 9/1/2020	1,345,125
2,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,996,875
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	3,221,625
2,100,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	2,144,625
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,531,375
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,654,000
2,225,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	2,358,500
1,050,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	1,102,500
		TOTAL	52,706,687
		Lodging – 0.6%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,530,313
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,549,187
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,692,031
		TOTAL	6,771,531
		Media - Cable – 2.1%
625,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	651,563
2,627,044		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	3,132,750
475,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	505,875
1,075,000	[1,2]	Charter Communications Holdings II, Sr. Unsecd. Note, Series 144A, 7.25%, 10/30/2017	1,095,156
6,275,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	6,573,062
1,525,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,627,938
4,275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,478,062
4,600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	5,221,000
		TOTAL	23,285,406
		Media - Non-Cable – 9.0%
5,315,197		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,577,871
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,577,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,171,813
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	505,875
650,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	666,250
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	4,114,125
5,725,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	42,938
675,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	708,750
10,525,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	11,498,562
10,450,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	10,868,000
3,200,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	3,752,000
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	949,500
625,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	718,750
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,256,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,653,438
4,300,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	4,622,500
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	5,272,312
3,751,002	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	3,629,094
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,389,500
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	2,138,281
650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.750%, 10/15/2018	645,236
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,280,000
3,825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	4,360,500
2,450,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,499,000
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,787,531
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	624,000
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,995,000
2,900,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,030,500
2,375,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,535,312
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	7,072,000
4,663,653	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	4,488,766
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$525,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	576,844
3,400,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,927,000
400,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	441,000
		TOTAL	98,375,873
		Metals & Mining – 0.1%
2,975,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	14,875
2,400,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	7,080
1,525,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	1,517,375
		TOTAL	1,539,330
		Packaging – 3.0%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,138,500
2,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	2,637,500
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,545,375
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,748,250
1,450,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	1,576,875
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,134,000
4,725,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	4,943,531
2,450,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	2,499,000
1,350,000	[1,2]	Graham Packaging Co., Sr. Secd. Note, Series 144A, 8.25%, 10/1/2018	1,378,688
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	515,969
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	892,031
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,751,000
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,655,437
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,728,688
		TOTAL	32,144,844
		Paper – 1.6%
1,550,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,670,125
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,021,312
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	875,750
4,175,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	4,660,344
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	454,750
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	619,500
5,886,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,040,507
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,150,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	1,046,500
1,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	1,503,843
		TOTAL	17,892,631
		Restaurants – 0.7%
4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,894,375
2,975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	2,625,438
		TOTAL	7,519,813
		Retailers – 4.5%
3,125,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	3,671,875
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	980,500
5,900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	5,877,875
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,115,125
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,802,000
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	613,500
475,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	472,625
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,119,250
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	888,250
1,800,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,624,500
2,350,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	2,391,125
3,650,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,504,000
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,802,500
475,000		Susser Holdings Corp., Company Guarantee, Series WI, 8.50%, 5/15/2016	496,375
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,037,500
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	6,923,125
4,725,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	5,362,875
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	4,734,531
		TOTAL	49,417,531
		Services – 2.9%
2,025,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	2,176,875
2,950,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	2,736,125
3,350,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	3,584,500
153,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	161,415
3,075,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	3,217,219
4,625,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	3,723,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,285,000
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	7,365,750
5,975,000		West Corp., Sr. Note, 9.50%, 10/15/2014	6,281,218
		TOTAL	31,531,227
		Technology – 7.4%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,121,125
850,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	881,875
1,250,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,325,000
3,650,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	3,809,687
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	5,832,000
575,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	616,688
450,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	487,125
2,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	2,261,875
3,275,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	3,299,562
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	3,918,750
4,375,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,380,469
3,050,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	3,278,750
2,425,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	2,549,281
3,075,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	3,267,188
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,223,000
2,974,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,115,265
3,025,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	3,335,062
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,741,875
4,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	3,960,000
700,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	784,000
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	5,336,500
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,212,812
4,050,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	4,647,375
1,800,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,016,000
2,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,685,813
		TOTAL	80,087,077
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Transportation – 1.0%
$2,175,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	2,310,937
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	424,000
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,253,906
2,000,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	2,135,000
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,675,938
		TOTAL	10,799,781
		Utility - Electric – 2.2%
2,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	2,035,500
3,950,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	3,110,625
1,143,624	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,092,793
3,650,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,750,375
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,130,469
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,516,246
5,675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	3,745,500
2,725,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,798,500
		TOTAL	24,180,008
		Utility - Natural Gas – 4.1%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,818,500
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	676,000
4,550,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,788,875
3,550,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	3,715,678
3,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	3,436,875
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,722,500
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,160,500
775,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	839,906
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,150,625
850,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	863,813
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,529,875
4,025,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	4,326,875
3,047,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,191,732
1,225,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,356,688
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,324,125
		TOTAL	44,902,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Wireless Communications – 4.1%
$225,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	248,063
2,725,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3,188,250
3,775,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,869,375
3,550,251	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,643,445
775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	817,625
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	414,000
7,050,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	7,420,125
950,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	999,875
6,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	6,211,500
525,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	567,000
650,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	718,250
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,504,000
2,125,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,316,250
4,150,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,118,875
		TOTAL	45,036,633
		Wireline Communications – 0.3%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	473,625
1,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,708,666
625,000	[1,2]	Windstream Corp., Sr. Unsecd. Note, Series 144A, 8.125%, 9/1/2018	650,000
		TOTAL	2,832,291
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,017,604,454)	1,055,636,055
		COMMON STOCKS – 0.0%
		Consumer Products – 0.0%
3,192	[1,3,5]	Sleepmaster LLC	32
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
43,510	[3]	Dex One Corp.	534,303
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL	534,303
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,431
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,243,438)	539,766
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
3,728	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,137,223)	3,356,016
		MUTUAL FUND – 0.3%
3,240,159	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	3,240,159
		TOTAL INVESTMENTS — 97.6% (IDENTIFIED COST $1,037,225,274)[8]	1,062,771,996
		OTHER ASSETS AND LIABILITIES - NET — 2.4%[9]	25,954,432
		TOTAL NET ASSETS — 100%	$1,088,726,428
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $309,626,491, which represented 28.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $293,754,020, which represented 27.0% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,033,106,561.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,055,636,055	$0	$1,055,636,055
Equity Securities:
Common Stock
Domestic	534,303	—	32	534,335
International	—	—	5,431	5,431
Preferred Stock
Domestic	—	3,356,016	—	3,356,016
Mutual Fund	3,240,159	—	—	3,240,159
TOTAL SECURITIES	$3,774,462	$1,058,992,071	$5,463	$1,062,771,996

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of April 1, 2010	$0	$32	$5,502
Change in unrealized appreciation (depreciation)	5,757,413	—	(71)
Realized gain (loss)	(5,780,063)	—	—
Transfer in and/or out of Level 3	22,650[1]	—	—
Balance as of September 30, 2010	$0	$32	$5,431
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2010	$(22,650)	$ —	$(71)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $3,240,159 of investments in an affiliated issuer (Note 5) (identified cost $1,037,225,274)		$1,062,771,996
Cash		5,696,386
Income receivable		25,266,762
Receivable for investments sold		3,669,341
Receivable for shares sold		2,519,039
TOTAL ASSETS		1,099,923,524
Liabilities:
Payable for investments purchased	$8,690,080
Payable for shares redeemed	1,717,916
Payable for Directors'/Trustees' fees	406
Payable for distribution services fee (Note 5)	177,709
Payable for shareholder services fee (Note 5)	385,937
Accrued expenses	225,048
TOTAL LIABILITIES		11,197,096
Net assets for 145,210,002 shares outstanding		$1,088,726,428
Net Assets Consist of:
Paid-in capital		$1,577,080,185
Net unrealized appreciation of investments		25,546,722
Accumulated net realized loss on investments and foreign currency transactions		(514,738,133)
Undistributed net investment income		837,654
TOTAL NET ASSETS		$1,088,726,428
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($797,493,987 ÷ 106,318,417 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.50
Offering price per share (100/95.50 of $7.50)		$7.85
Redemption proceeds per share (98.00/100 of $7.50)		$7.35
Class B Shares:
Net asset value per share ($131,287,918 ÷ 17,529,951 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.49
Offering price per share		$7.49
Redemption proceeds per share (92.50/100 of $7.49)		$6.93
Class C Shares:
Net asset value per share ($159,944,523 ÷ 21,361,634 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.49
Offering price per share		$7.49
Redemption proceeds per share (97.00/100 of $7.49)		$7.27

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Interest		$48,684,835
Dividends (including $5,851 received from an affiliated issuer (Note 5))		137,060
TOTAL INCOME		48,821,895
Expenses:
Investment adviser fee (Note 5)	$3,982,301
Administrative personnel and services fee (Note 5)	415,310
Custodian fees	21,425
Transfer and dividend disbursing agent fees and expenses	605,299
Directors'/Trustees' fees	7,770
Auditing fees	13,838
Legal fees	3,701
Portfolio accounting fees	91,953
Distribution services fee — Class B Shares (Note 5)	516,004
Distribution services fee — Class C Shares (Note 5)	574,446
Shareholder services fee — Class A Shares (Note 5)	957,358
Shareholder services fee — Class B Shares (Note 5)	172,001
Shareholder services fee — Class C Shares (Note 5)	191,360
Account administration fee — Class A Shares	515
Account administration fee — Class C Shares	153
Share registration costs	43,436
Printing and postage	64,811
Insurance premiums	3,117
Taxes	39,193
Miscellaneous	6,535
TOTAL EXPENSES	7,710,526
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,269)
Waiver of administrative personnel and services fee	(11,239)
Reimbursement of shareholder services fee — Class A Shares	(32,662)
TOTAL WAIVERS AND REIMBURSEMENTS		$(49,170)
Net expenses			$7,661,356
Net investment income			41,160,539
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,246,464)
Net change in unrealized depreciation of investments			31,087,310
Net realized and unrealized gain on investments			21,840,846
Change in net assets resulting from operations			$63,001,385

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	Year Ended 3/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,160,539	$81,316,161
Net realized loss on investments and foreign currency transactions	(9,246,464)	(39,196,924)
Net change in unrealized appreciation/depreciation of investments	31,087,310	314,940,754
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,001,385	357,059,991
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(31,055,663)	(56,994,383)
Class B Shares	(5,011,362)	(12,053,440)
Class C Shares	(5,592,219)	(10,159,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,659,244)	(79,206,907)
Share Transactions:
Proceeds from sale of shares	104,930,003	291,849,303
Net asset value of shares issued to shareholders in payment of distributions declared	33,181,752	59,896,680
Cost of shares redeemed	(137,416,948)	(271,706,566)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	694,807	80,039,417
Redemption Fees	68,416	158,088
Change in net assets	22,105,364	358,050,589
Net Assets:
Beginning of period	1,066,621,064	708,570,475
End of period (including undistributed net investment income of $837,654 and $1,336,359, respectively)	$1,088,726,428	$1,066,621,064

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2010 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund Semi-Annual Shareholder Report normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under
Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/12/2008	$3,472,053	$4,100,250
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$7,280,944	$ —
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$225,000	$248,063
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$2,733,638	$3,188,250
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/22/2007 - 5/1/2009	$3,084,125	$3,869,375
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 8/12/2008	$3,467,248	$3,643,445
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$764,344	$817,625
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$3,283,529	$ —
Motels of America, Inc.	8/30/1994	$117,506	$ —
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$26,419	$5,431
Sleepmaster LLC	12/23/2004	$ —	$32

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,731,073	$78,612,394	33,409,379	$218,320,784
Shares issued to shareholders in payment of distributions declared	3,429,054	25,010,750	6,609,446	44,006,770
Shares redeemed	(11,769,580)	(86,055,224)	(25,398,994)	(172,685,946)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,390,547	$17,567,920	14,619,831	$89,641,608
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,163,561	$8,520,663	3,297,882	$21,547,337
Shares issued to shareholders in payment of distributions declared	524,147	3,818,680	1,285,270	8,488,828
Shares redeemed	(4,604,721)	(33,714,687)	(10,114,671)	(67,287,653)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,917,013)	$(21,375,344)	(5,531,519)	$(37,251,488)
	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,427,626	$17,796,946	7,977,583	$51,981,182
Shares issued to shareholders in payment of distributions declared	597,542	4,352,322	1,109,011	7,401,082
Shares redeemed	(2,417,596)	(17,647,037)	(4,621,168)	(31,732,967)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	607,572	$4,502,231	4,465,426	$27,649,297
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	81,106	$694,807	13,553,738	$80,039,417

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended September 30, 2010, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $49,681, $8,880 and $9,855, respectively. For the year ended March 31, 2010, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $110,837, $25,658 and $21,593, respectively.

4. FEDERAL TAX INFORMATION

At September 30, 2010, the cost of investments for federal tax purposes was $1,033,106,561. The net unrealized appreciation of investments for federal tax purposes was $29,665,435. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,561,120 and net unrealized depreciation from investments for those securities having an excess of cost over value of $48,895,685.

Semi-Annual Shareholder Report

At March 31, 2010, the Fund had a capital loss carryforward of $465,550,512 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2011	$297,612,303
2012	$108,709,413
2015	$4,718,377
2016	$2,637,413
2017	$9,669,785
2018	$42,203,221

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2010, the Adviser voluntarily waived $2,381 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,239 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2010, FSC retained $141,805 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2010, FSC retained $75,574 in sales charges from the sale of Class A Shares. FSC also retained $7,202 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2010, FSSC voluntarily reimbursed $32,662 of Service Fees. For the six months ended September 30, 2010, FSSC received $23,344 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 1.99% and 1.99% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) May 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Semi-Annual Shareholder Report

Interfund Transactions

During the six months ended September 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $200,500 and
$0, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2010, the Adviser reimbursed $2,888. Transactions with the affiliated company during the six months ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	13,477,441	101,627,530	111,864,812	3,240,159	$3,240,159	$5,851

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2010, were as follows:

Purchases	$185,260,154
Sales	$192,401,119

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated High Income Bond Fund, Inc. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010